Related Party Transactions - Narrative (Details) - USD ($) $ in Millions			3 Months Ended		9 Months Ended		12 Months Ended
	May 13, 2024	May 09, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Related Party Transaction [Line Items]
Corporate expense allocation							$ 110.6	$ 100.9	$ 80.0
General and administration			$ 82.4	$ 86.0	$ 259.4	$ 261.6	349.2	387.0	342.7
Corporate general and administrative expenses							110.6	100.9	80.0
Corporate
Related Party Transaction [Line Items]
Corporate general and administrative expenses			28.4	25.2	87.6	76.2
Corporate Expense Allocation Excluding Share-Based Compensation | Corporate
Related Party Transaction [Line Items]
Corporate general and administrative expenses				$ 25.2	14.2	76.2
Ignite
Related Party Transaction [Line Items]
Payment made for distribution rights							$ 0.3	0.4
Ignite | Michael Burns
Related Party Transaction [Line Items]
Equity ownership percentage excluding consolidated entity and equity method investee							65.45%
Ignite | Hardwick Simmons
Related Party Transaction [Line Items]
Equity ownership percentage excluding consolidated entity and equity method investee							24.24%
Related Party | Lionsgate Corporate
Related Party Transaction [Line Items]
General and administration			28.4		87.6
Related Party | General and Administrative Expenses Allocated to Parent
Related Party Transaction [Line Items]
Amounts of transaction		$ 10.0
Related Party | Expenses Allocated After Separation | Lionsgate Corporate
Related Party Transaction [Line Items]
General and administration			28.4		73.4
Starz Business of Lions Gate Entertainment Corp
Related Party Transaction [Line Items]
General and administration					76.4	97.8	$ 129.2	124.0	116.0
Starz Business of Lions Gate Entertainment Corp | Intercompany Revolver
Related Party Transaction [Line Items]
Line of credit maximum borrowing capacity	$ 150.0
Debt instrument variable interest rate spread	1.75%
Starz Business of Lions Gate Entertainment Corp | Lionsgate | Treasury Function Tax Services And Employees Legal Functions | General and administration
Related Party Transaction [Line Items]
Costs and expenses related party					8.6	$ 18.0	$ 25.6	$ 21.9	$ 17.2
Starz Business of Lions Gate Entertainment Corp | LIONSGATE STUDIOS CORP. | Starz Business
Related Party Transaction [Line Items]
Other notes payable			$ 134.4		$ 134.4